Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 699,695	$ 403,386
Other receivables:
Advances to equity accounted joint ventures	671,789	409,735
Advances to joint venture partner	14,364	0
Advances to joint venture partner	0	14,004
Total loans receivables and other financing receivables	807,289	419,094
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	699,695	403,386
Other receivables:
Long-term receivable included in other assets	8,095	1,704
Other internal metrics [Member] | Performing [Member]
Other receivables:
Advances to equity accounted joint ventures	85,135	0
Advances to joint venture partner	14,364
Advances to joint venture partner		$ 14,004